Other Long-Term Investments - Components of Other Long-Term Investments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Other Long Term Investments [Line Items]
Other long-term investments	$ 254,253	$ 270,612
Treasury Bill [Member]
Other Long Term Investments [Line Items]
Other long-term investments	109,294	106,531
Prepayments [Member]
Other Long Term Investments [Line Items]
Other long-term investments	144,959	153,941
Long-Term Notes [Member]
Other Long Term Investments [Line Items]
Other long-term investments		$ 10,140